Leases - Schedule of Lease Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Lease Expense [Abstract]
Operating lease cost	¥ 651	¥ 3,249	¥ 3,289
Short-term lease cost
Lease cost	651	3,249	3,289
Operating cash outflow from operating leases	¥ 651	¥ 4,151	¥ 4,514
Weighted average remaining lease term (years)	2 years 2 months 12 days	2 years 7 months 9 days
Weighted average discount rate	3.45%	7.00%